November 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Mercury U.S. Small Cap Growth Fund of Mercury
	    Asset Management Funds, Inc. Pre-Effective
	    Amendment No. 2 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 333-85731
	    Investment Company Act File No. 811-08797)

Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Mercury U.S. Small Cap
Growth Fund of Mercury Asset Management Funds, Inc. (the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective
       Amendment No. 2 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A;
       and

   (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on October 26, 1999.

				 Very truly yours,

			Mercury U.S. Small Cap Growth Fund of
			Mercury Asset Management Funds, Inc.

			By:  /s/ Robert E. Putney, III
			     _________________________
				Robert E. Putney, III
				    Secretary